Note 13 - Other Income	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]

13. Other Income

Other income is recognized when there is reasonable assurance that the income will be received and the consideration can be reliably measured.

Other income is as follows for the relevant periods:

	Years Ended December 31
	2022	2021
	A$	A$
Insurance recovery	0	2,262
Federal and state government subsidies	42,713	153,001
Rental income	137,219	163,397
Other income	2,054	112,052
	181,986	430,712

Federal and state government subsidies primarily include the Canadian Emergency Wage Subsidy which represents assistance provided by government authorities as a stimulus during COVID-19.